Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 4,132,819
Less: allowance for doubtful accounts	(405,802)
Accounts receivable, net	$ 3,727,017